(Loss)/earnings Per Share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic and Diluted [Abstract]
Net (loss)/income	$ 27,684	$ (84,679)	$ (55,966)
Less preferred dividend	11,384	12,316	14,025
Less preferred deemed dividend	0	2,146	0
Net (loss)/income available to common shareholders	$ 16,300	$ (99,141)	$ (69,991)
Weighted average number of shares, basic and diluted (in shares)	101,604,339	100,932,876	84,526,411
(Loss)/income per share in U.S. Dollars, basic and diluted (in USD per share)	$ 0.16	$ (0.98)	$ (0.83)